Cash flows reconciliation (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows Reconciliation
Proceeds from the partial disposal of VBML shares		$ 2,455
Proceeds from the partial disposal of PTVI shares		155
Cash received from disposal of investments, net		$ 2,610